Condensed Schedule of Investments (USD $)	Dec. 31, 2014	Dec. 31, 2013
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ 3,648,451	$ 2,823,891
Percentage of Partners' Capital (in hundredths)	9.59%	6.18%
Unrealized Currency Gain/(Loss)	904,006	857,065
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	2.38%	1.88%
Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,060,754	734,160
Percentage of Partners' Capital (in hundredths)	2.79%	1.61%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(267,252)	(206,531)
Percentage of Partners' Capital (in hundredths)	(0.70%)	(0.45%)
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	261,080	1,058,008
Percentage of Partners' Capital (in hundredths)	0.69%	2.32%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(98,268)	66,283
Percentage of Partners' Capital (in hundredths)	(0.26%)	0.14%
Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,165,194	(183,600)
Percentage of Partners' Capital (in hundredths)	3.06%	(0.40%)
Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,683,691	1,232,666
Percentage of Partners' Capital (in hundredths)	4.42%	2.69%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,216,747	458,825
Percentage of Partners' Capital (in hundredths)	3.20%	1.00%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(33,224)	(8,260)
Percentage of Partners' Capital (in hundredths)	(0.09%)	(0.02%)
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	511,199	210,838
Percentage of Partners' Capital (in hundredths)	1.34%	0.46%
Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(11,031)	571,263
Percentage of Partners' Capital (in hundredths)	(0.03%)	1.25%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(1,107,556)	(1,225,581)
Percentage of Partners' Capital (in hundredths)	(4.26%)	(3.44%)
Unrealized Currency Gain/(Loss)	(2,400,799)	(2,388,713)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(9.23%)	(6.70%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(207,156)	684,801
Percentage of Partners' Capital (in hundredths)	(0.80%)	1.92%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(113,739)	(202,494)
Percentage of Partners' Capital (in hundredths)	(0.44%)	(0.57%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	7,721	968,426
Percentage of Partners' Capital (in hundredths)	0.03%	2.72%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(717,451)	47,626
Percentage of Partners' Capital (in hundredths)	(2.76%)	0.13%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	616,313	(128,757)
Percentage of Partners' Capital (in hundredths)	2.37%	(0.36%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,500,399	478,331
Percentage of Partners' Capital (in hundredths)	5.77%	1.34%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	266,088	181,360
Percentage of Partners' Capital (in hundredths)	1.02%	0.51%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(3,572)	(4,207)
Percentage of Partners' Capital (in hundredths)	(0.01%)	(0.01%)
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,236,120	183,670
Percentage of Partners' Capital (in hundredths)	4.75%	0.51%
Morgan Stanley Smith Barney Charter Campbell L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,763	117,508
Percentage of Partners' Capital (in hundredths)	0.01%	0.33%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	1,069,079	1,791,720
Percentage of Partners' Capital (in hundredths)	3.41%	4.79%
Unrealized Currency Gain/(Loss)	(97,502)	(37,574)
Unrealized Currency Gain/(Loss) Percentage of Partners' Capital (in hundredths)	(0.31%)	(0.10%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	199,222	1,111,324
Percentage of Partners' Capital (in hundredths)	0.64%	2.97%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(333,042)	(47,904)
Percentage of Partners' Capital (in hundredths)	(1.06%)	(0.13%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	329,555	1,314,309
Percentage of Partners' Capital (in hundredths)	1.05%	3.51%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(232,147)	143,958
Percentage of Partners' Capital (in hundredths)	(0.74%)	0.39%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Purchased [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	434,856	(299,039)
Percentage of Partners' Capital (in hundredths)	1.39%	(0.80%)
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	967,359	717,970
Percentage of Partners' Capital (in hundredths)	3.08%	1.92%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Commodity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	627,600	388,301
Percentage of Partners' Capital (in hundredths)	2.00%	1.04%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Equity Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	(34,599)	(150)
Percentage of Partners' Capital (in hundredths)	(0.11%)	0.00%	[1]
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Foreign Currency [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	376,313	293,842
Percentage of Partners' Capital (in hundredths)	1.20%	0.79%
Morgan Stanley Smith Barney Charter WNT L.P. [Member] | Contracts Sold [Member] | Futures And Forward Contracts [Member] | Interest Rate Contract [Member]
Investment Holdings [Line Items]
Net unrealized gain/(loss) on open contracts	$ (1,955)	$ 35,977
Percentage of Partners' Capital (in hundredths)	(0.01%)	0.09%

[1]	Amount less than 0.005%.